UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York	10010
(Address of principal executive offices)	(Zip code)

John G. Popp Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2011 to March 31, 2011

Item 1:                                  Schedule of Investments

Credit Suisse Large Cap Blend Fund, Inc.

Schedule of Investments

March 31, 2011 (unaudited)

	Number of Shares	Value
COMMON STOCKS (100.1%)
Aerospace & Defense (0.7%)
Goodrich Corp.	800	$68,424
Honeywell International, Inc.	5,800	346,318
Huntington Ingalls Industries, Inc.*	367	15,217
ITT Corp.	1,300	78,065
L-3 Communications Holdings, Inc.	900	70,479
Lockheed Martin Corp.	2,200	176,880
Northrop Grumman Corp.	2,200	137,962
Precision Castparts Corp.	1,000	147,180
Raytheon Co.	2,900	147,523
Rockwell Collins, Inc.	1,100	71,313
The Boeing Co.	5,500	406,615
United Technologies Corp.	6,600	558,690
		2,224,666
Air Freight & Logistics (0.3%)
CH Robinson Worldwide, Inc.§	1,200	88,956
Expeditors International of Washington, Inc.	1,500	75,210
FedEx Corp.	2,200	205,810
United Parcel Service, Inc. Class B	6,900	512,808
		882,784
Airlines (0.1%)
AirTran Holdings, Inc.*	12,500	93,125
Delta Air Lines, Inc.*	20,100	196,980
Southwest Airlines Co.	6,100	77,043
		367,148
Auto Components (0.3%)
Autoliv, Inc.	6,900	512,187
Johnson Controls, Inc.	4,900	203,693
The Goodyear Tire & Rubber Co.*	1,600	23,968
TRW Automotive Holdings Corp.*	5,600	308,448
		1,048,296
Automobiles (1.9%)
Ford Motor Co.*	431,400	6,432,174
Harley-Davidson, Inc.	1,800	76,482
		6,508,656
Beverages (2.2%)
Brown-Forman Corp. Class B	2,900	198,070
Coca-Cola Enterprises, Inc.	2,300	62,790
Constellation Brands, Inc. Class A*	1,200	24,336
Dr. Pepper Snapple Group, Inc.	147,100	5,466,236
Molson Coors Brewing Co. Class B	1,000	46,890
PepsiCo, Inc.	11,188	720,619
The Coca-Cola Co.	16,500	1,094,775
		7,613,716
Biotechnology (1.3%)
Amgen, Inc.*	6,908	369,233
Biogen Idec, Inc.*	7,700	565,103
Celgene Corp.*	3,250	186,973
Cephalon, Inc.*§	34,239	2,594,631
Genzyme Corp.*	7,300	555,895
Gilead Sciences, Inc.*	5,900	250,396
		4,522,231
Building Products (0.0%)
Masco Corp.	2,500	34,800

	Number of Shares	Value
COMMON STOCKS
Capital Markets (3.6%)
Ameriprise Financial, Inc.	165,000	$10,078,200
E*Trade Financial Corp.*	1,300	20,319
Federated Investors, Inc. Class B§	2,800	74,900
Franklin Resources, Inc.	1,100	137,588
Invesco, Ltd.	3,100	79,236
Janus Capital Group, Inc.	1,200	14,964
Legg Mason, Inc.	1,300	46,917
Morgan Stanley	10,800	295,056
Northern Trust Corp.	1,500	76,125
State Street Corp.	3,700	166,278
T. Rowe Price Group, Inc.	2,000	132,840
The Bank of New York Mellon Corp.	8,600	256,882
The Charles Schwab Corp.	6,700	120,801
The Goldman Sachs Group, Inc.	3,650	578,415
		12,078,521
Chemicals (4.0%)
Air Products & Chemicals, Inc.	1,500	135,270
Airgas, Inc.	500	33,210
CF Industries Holdings, Inc.	500	68,395
E.I. Du Pont de Nemours & Co.	140,400	7,717,788
Eastman Chemical Co.	1,650	163,878
Ecolab, Inc.	1,700	86,734
FMC Corp.	400	33,972
International Flavors & Fragrances, Inc.	856	53,329
Lubrizol Corp.	30,753	4,119,672
Monsanto Co.	3,700	267,362
PPG Industries, Inc.	1,400	133,294
Praxair, Inc.	2,100	213,360
Sigma-Aldrich Corp.	900	57,276
The Dow Chemical Co.	8,500	320,875
The Sherwin-Williams Co.	600	50,394
		13,454,809
Commercial Banks (1.9%)
BB&T Corp.	4,900	134,505
City National Corp.	8,200	467,810
Comerica, Inc.	1,400	51,408
Commerce Bancshares, Inc.	2,219	89,736
Fifth Third Bancorp	6,400	88,832
First Horizon National Corp.	1,800	20,178
Huntington Bancshares, Inc.	9,500	63,080
KeyCorp	7,800	69,264
M&T Bank Corp.	36,400	3,220,308
PNC Financial Services Group, Inc.	3,900	245,661
Regions Financial Corp.	9,900	71,874
SunTrust Banks, Inc.	3,800	109,592
Synovus Financial Corp.§	47,600	114,240
U.S. Bancorp	14,400	380,592
Wells Fargo & Co.	39,600	1,255,320
Zions Bancorporation	1,200	27,672
		6,410,072
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	700	29,372
Cintas Corp.	800	24,216
Iron Mountain, Inc.	1,300	40,599
Pitney Bowes, Inc.	1,400	35,966
R. R. Donnelley & Sons Co.	1,400	26,488
Republic Services, Inc.	1,900	57,076
Stericycle, Inc.*	600	53,202
Waste Management, Inc.§	3,600	134,424
		401,343

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (0.5%)
Cisco Systems, Inc.	38,600	$661,990
F5 Networks, Inc.*	500	51,285
Harris Corp.	1,100	54,560
JDS Uniphase Corp.*	1,800	37,512
Juniper Networks, Inc.*	3,800	159,904
Motorola Mobility Holdings, Inc.*	2,337	57,023
Motorola Solutions, Inc.*	2,671	119,367
QUALCOMM, Inc.	11,900	652,477
Unity Wireless Corp.*	712,201	427
		1,794,545
Computers & Peripherals (6.1%)
Apple, Inc.*	54,300	18,920,835
Dell, Inc.*	12,000	174,120
EMC Corp.*	20,400	541,620
Hewlett-Packard Co.	15,800	647,326
Lexmark International, Inc. Class A*	500	18,520
NetApp, Inc.*	2,600	125,268
SanDisk Corp.*	1,800	82,962
Western Digital Corp.*	1,699	63,356
		20,574,007
Construction & Engineering (0.1%)
Fluor Corp.	1,269	93,475
Jacobs Engineering Group, Inc.*	800	41,144
Quanta Services, Inc.*	1,500	33,645
		168,264
Construction Materials (0.0%)
Vulcan Materials Co.	1,100	50,160

Consumer Finance (0.2%)
American Express Co.	7,400	334,480
Capital One Financial Corp.	3,327	172,871
Discover Financial Services	4,000	96,480
SLM Corp.*	3,400	52,020
		655,851
Containers & Packaging (0.0%)
Ball Corp.	1,200	43,020
Bemis Co., Inc.	700	22,967
Owens-Illinois, Inc.*	1,100	33,209
Sealed Air Corp.	1,100	29,326
		128,522
Distributors (0.0%)
Genuine Parts Co.	1,300	69,732

Diversified Consumer Services (0.5%)
Apollo Group, Inc. Class A*	3,400	141,814
DeVry, Inc.	27,477	1,513,158
H&R Block, Inc.§	2,200	36,828
		1,691,800
Diversified Financial Services (2.5%)
Bank of America Corp.	68,194	909,026
Citigroup, Inc.*	649,600	2,871,232
CME Group, Inc.	500	150,775
IntercontinentalExchange, Inc.*	500	61,770
JPMorgan Chase & Co.	79,500	3,664,950
Leucadia National Corp.	1,300	48,802
Moody’s Corp.§	24,400	827,404
NYSE Euronext	2,100	73,857

	Number of Shares	Value
COMMON STOCKS
Diversified Financial Services
The NASDAQ OMX Group, Inc.*	1,100	$28,424
		8,636,240
Diversified Telecommunication Services (7.8%)
AT&T, Inc.	521,200	15,948,720
CenturyTel, Inc.	2,600	108,030
Frontier Communications Corp.§	7,892	64,872
Qwest Communications International, Inc.	50,600	345,598
Verizon Communications, Inc.	262,300	10,109,042
Windstream Corp.	3,300	42,471
		26,618,733
Electric Utilities (0.4%)
American Electric Power Co., Inc.	3,600	126,504
Duke Energy Corp.	10,500	190,575
Edison International	2,500	91,475
Entergy Corp.	1,400	94,094
Exelon Corp.	4,700	193,828
FirstEnergy Corp.	2,800	103,852
NextEra Energy, Inc.	3,200	176,384
Pepco Holdings, Inc.	1,500	27,975
Pinnacle West Capital Corp.	700	29,953
PPL Corp.	3,500	88,550
Progress Energy, Inc.	1,900	87,666
Southern Co.	6,000	228,660
		1,439,516
Electrical Equipment (0.1%)
Emerson Electric Co.	5,300	309,679
Rockwell Automation, Inc.	1,100	104,115
Roper Industries, Inc.§	700	60,522
		474,316
Electronic Equipment, Instruments & Components (0.1%)
Amphenol Corp. Class A	1,300	70,707
Corning, Inc.	11,200	231,056
FLIR Systems, Inc.	1,000	34,610
Jabil Circuit, Inc.	1,400	28,602
Molex, Inc.	900	22,608
		387,583
Energy Equipment & Services (0.7%)
Baker Hughes, Inc.	2,980	218,821
Cameron International Corp.*	1,700	97,070
Diamond Offshore Drilling, Inc.	600	46,620
FMC Technologies, Inc.*	800	75,584
Halliburton Co.	6,100	304,024
Helmerich & Payne, Inc.	700	48,083
Nabors Industries, Ltd.*	2,100	63,798
National-Oilwell Varco, Inc.	2,800	221,956
Noble Corp.	7,200	328,464
Rowan Cos., Inc.*	900	39,762
Schlumberger, Ltd.	9,453	881,587
		2,325,769
Food & Staples Retailing (0.6%)
Costco Wholesale Corp.	3,100	227,292
CVS Caremark Corp.	9,400	322,608
Safeway, Inc.	2,621	61,698
SUPERVALU, Inc.	5,900	52,687
Sysco Corp.	4,400	121,880
The Kroger Co.	4,600	110,262
Wal-Mart Stores, Inc.	14,600	759,930
Walgreen Co.	6,800	272,952

	Number of Shares	Value
COMMON STOCKS
Food & Staples Retailing
Whole Foods Market, Inc.	1,000	$65,900
		1,995,209
Food Products (1.5%)
Archer-Daniels-Midland Co.	4,460	160,605
Campbell Soup Co.§	1,300	43,043
ConAgra Foods, Inc.	3,200	76,000
General Mills, Inc.	4,900	179,095
H.J. Heinz Co.	2,270	110,821
Hormel Foods Corp.	800	22,272
Kellogg Co.	1,900	102,562
Kraft Foods, Inc. Class A	12,200	382,592
McCormick & Co., Inc.	900	43,047
Mead Johnson Nutrition Co.	1,503	87,069
Sara Lee Corp.	4,400	77,748
The Hershey Co.	1,310	71,198
The J.M. Smucker Co.	900	64,251
Tyson Foods, Inc. Class A	194,200	3,726,698
		5,147,001
Gas Utilities (0.0%)
Nicor, Inc.	300	16,110
ONEOK, Inc.	1,000	66,880
		82,990
Health Care Equipment & Supplies (0.6%)
Baxter International, Inc.	4,300	231,211
Becton, Dickinson and Co.	1,600	127,392
Boston Scientific Corp.*	11,735	84,374
CareFusion Corp.*	1,500	42,300
CR Bard, Inc.	700	69,517
DENTSPLY International, Inc.	900	33,291
Intuitive Surgical, Inc.*	200	66,692
Medtronic, Inc.	7,665	301,618
St. Jude Medical, Inc.	2,500	128,150
Stryker Corp.	2,400	145,920
The Cooper Cos., Inc.	6,900	479,205
Varian Medical Systems, Inc.*	900	60,876
Zimmer Holdings, Inc.*	1,400	84,742
		1,855,288
Health Care Providers & Services (4.0%)
Aetna, Inc.	2,800	104,804
AmerisourceBergen Corp.	2,100	83,076
Cardinal Health, Inc.	2,700	111,051
CIGNA Corp.	2,200	97,416
Coventry Health Care, Inc.*	1,000	31,890
DaVita, Inc.*	700	59,857
Express Scripts, Inc.*	21,300	1,184,493
Humana, Inc.*	156,600	10,952,604
Laboratory Corp. of America Holdings*	800	73,704
McKesson Corp.	1,900	150,195
Medco Health Solutions, Inc.*	3,100	174,096
Patterson Cos., Inc.	600	19,314
Quest Diagnostics, Inc.	1,100	63,492
Tenet Healthcare Corp.*	3,300	24,585
UnitedHealth Group, Inc.	8,300	375,160
WellPoint, Inc.	2,828	197,366
		13,703,103
Health Care Technology (0.0%)
Cerner Corp.*§	500	55,600

	Number of Shares	Value
COMMON STOCKS
Hotels, Restaurants & Leisure (0.5%)
Carnival Corp.	12,100	$464,156
Darden Restaurants, Inc.	921	45,249
International Game Technology	2,100	34,083
Marriott International, Inc. Class A§	2,100	74,718
McDonald’s Corp.	7,550	574,479
Starbucks Corp.	5,200	192,140
Starwood Hotels & Resorts Worldwide, Inc.	1,400	81,368
Wyndham Worldwide Corp.	1,100	34,991
Wynn Resorts, Ltd.	500	63,625
Yum! Brands, Inc.	3,300	169,554
		1,734,363
Household Durables (1.1%)
D.R. Horton, Inc.	2,000	23,300
Fortune Brands, Inc.	900	55,701
Harman International Industries, Inc.	30,900	1,446,738
Leggett & Platt, Inc.	1,000	24,500
Lennar Corp. Class A	1,100	19,932
Newell Rubbermaid, Inc.	2,000	38,260
Pulte Group, Inc.*	2,400	17,760
Stanley Black & Decker, Inc.	1,210	92,686
Whirlpool Corp.	23,000	1,963,280
		3,682,157
Household Products (0.5%)
Clorox Co.	1,066	74,695
Colgate-Palmolive Co.	3,600	290,736
Kimberly-Clark Corp.	3,100	202,337
The Procter & Gamble Co.	19,600	1,207,360
		1,775,128
Independent Power Producers & Energy Traders (0.0%)
Constellation Energy Group, Inc.	1,500	46,695
NRG Energy, Inc.*	1,700	36,618
The AES Corp.*	4,100	53,300
		136,613
Industrial Conglomerates (0.7%)
3M Co.	5,100	476,850
General Electric Co.	78,400	1,571,920
Tyco International, Ltd.	3,427	153,427
		2,202,197
Insurance (2.2%)
ACE, Ltd.	2,400	155,280
Aflac, Inc.	5,200	274,456
American International Group, Inc.*§	4,100	144,074
AON Corp.	2,500	132,400
Assurant, Inc.	700	26,957
Berkshire Hathaway, Inc. Class B*	12,298	1,028,482
Chubb Corp.	35,700	2,188,767
Cincinnati Financial Corp.§	1,100	36,080
First American Financial Corp.	7,100	117,150
Genworth Financial, Inc. Class A*	3,900	52,494
Hartford Financial Services Group, Inc.	3,200	86,176
Lincoln National Corp.	2,000	60,080
Loews Corp.	2,426	104,536
Marsh & McLennan Cos., Inc.	4,300	128,183
MetLife, Inc.	7,400	331,002
Principal Financial Group, Inc.	2,600	83,486
Prudential Financial, Inc.	3,700	227,846
The Allstate Corp.	4,000	127,120
The Progressive Corp.	5,400	114,102
The Travelers Cos., Inc.	31,300	1,861,724

	Number of Shares	Value
COMMON STOCKS
Insurance
Torchmark Corp.	500	$33,240
Unum Group	3,400	89,250
XL Group PLC	3,400	83,640
		7,486,525
Internet & Catalog Retail (2.1%)
Amazon.com, Inc.*	19,600	3,530,548
Expedia, Inc.	144,000	3,263,040
NetFlix, Inc.*	1,200	284,796
priceline.com, Inc.*	300	151,932
		7,230,316
Internet Software & Services (4.3%)
Akamai Technologies, Inc.*	1,300	49,400
eBay, Inc.*	8,200	254,528
Google, Inc. Class A*	24,000	14,069,040
Monster Worldwide, Inc.*	900	14,310
VeriSign, Inc.	1,200	43,452
Yahoo!, Inc.*	9,400	156,510
		14,587,240
IT Services (0.8%)
Automatic Data Processing, Inc.	3,400	174,454
Cognizant Technology Solutions Corp. Class A*	2,300	187,220
Computer Sciences Corp.	1,100	53,603
Fidelity National Information Services, Inc.	1,700	55,573
Fiserv, Inc.*	1,000	62,720
International Business Machines Corp.	8,650	1,410,556
Mastercard, Inc. Class A	700	176,204
Paychex, Inc.	2,400	75,264
SAIC, Inc.*	2,000	33,840
Teradata Corp.*	1,100	55,770
The Western Union Co.	5,000	103,850
Total System Services, Inc.	1,100	19,822
Visa, Inc. Class A	3,500	257,670
		2,666,546
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	900	42,156
Mattel, Inc.	2,100	52,353
		94,509
Life Sciences Tools & Services (1.6%)
Agilent Technologies, Inc.*	113,000	5,060,140
Life Technologies Corp.*	1,575	82,561
PerkinElmer, Inc.	800	21,016
Thermo Fisher Scientific, Inc.*	3,100	172,205
Waters Corp.*	600	52,140
		5,388,062
Machinery (5.8%)
Caterpillar, Inc.	111,200	12,382,120
Cummins, Inc.	1,400	153,468
Danaher Corp.	4,000	207,600
Deere & Co.	2,900	280,981
Dover Corp.	60,600	3,983,844
Eaton Corp.	15,200	842,688
Flowserve Corp.	400	51,520
Illinois Tool Works, Inc.	3,700	198,764
Ingersoll-Rand PLC	2,300	111,113
Joy Global, Inc.	700	69,167
PACCAR, Inc.	2,600	136,110
Pall Corp.	700	40,327
Parker Hannifin Corp.	1,000	94,680

	Number of Shares	Value
COMMON STOCKS
Machinery
Snap-on, Inc.	400	$24,024
Timken Co.	21,000	1,098,300
		19,674,706
Media (0.9%)
Cablevision Systems Corp. Group A	1,600	55,376
CBS Corp. Class B	5,400	135,216
Comcast Corp. Class A	20,600	509,232
DIRECTV Class A*	5,800	271,440
Discovery Communications, Inc. Class A*§	2,100	83,790
Gannett Co., Inc.	1,700	25,891
News Corp. Class A	19,200	337,152
Omnicom Group, Inc.	2,300	112,838
Scripps Networks Interactive, Inc. Class A	600	30,054
The Interpublic Group of Cos., Inc.	5,600	70,392
The McGraw-Hill Cos., Inc.	2,173	85,616
The Walt Disney Co.	13,649	588,135
The Washington Post Co. Class B§	203	88,825
Time Warner Cable, Inc.	2,800	199,752
Time Warner, Inc.	7,600	271,320
Viacom, Inc. Class B	4,400	204,688
		3,069,717
Metals & Mining (1.7%)
AK Steel Holding Corp.§	3,100	48,918
Alcoa, Inc.	7,700	135,905
Allegheny Technologies, Inc.	600	40,632
Cliffs Natural Resources, Inc.	900	88,452
Freeport-McMoRan Copper & Gold, Inc.	6,400	355,520
Newmont Mining Corp.	90,300	4,928,574
Nucor Corp.	2,200	101,244
United States Steel Corp.	4,000	215,760
		5,915,005
Multi-Utilities (0.5%)
Ameren Corp.	1,700	47,719
CenterPoint Energy, Inc.	3,000	52,680
CMS Energy Corp.	1,600	31,424
Consolidated Edison, Inc.	2,100	106,512
Dominion Resources, Inc.	4,400	196,680
DTE Energy Co.	1,300	63,648
Integrys Energy Group, Inc.	500	25,255
NiSource, Inc.	1,900	36,442
NSTAR	3,758	173,883
PG&E Corp.	11,000	485,980
Public Service Enterprise Group, Inc.	3,784	119,234
SCANA Corp.	700	27,559
Sempra Energy	1,821	97,423
TECO Energy, Inc.	6,000	112,560
Wisconsin Energy Corp.	1,800	54,900
Xcel Energy, Inc.	3,400	81,226
		1,713,125
Multiline Retail (0.3%)
Big Lots, Inc.*	500	21,715
Dollar Tree, Inc.*	1,900	105,488
Family Dollar Stores, Inc.	1,100	56,452
J.C. Penney Co., Inc.	1,700	61,047
Kohl’s Corp.	2,300	121,992
Macy’s, Inc.	2,800	67,928
Nordstrom, Inc.	1,100	49,368
Sears Holdings Corp.*§	1,200	99,180

	Number of Shares	Value
COMMON STOCKS
Multiline Retail
Target Corp.	4,844	$242,248
		825,418
Office Electronics (0.0%)
Xerox Corp.	11,061	117,800

Oil, Gas & Consumable Fuels (15.9%)
Anadarko Petroleum Corp.	3,400	278,528
Apache Corp.	2,700	353,484
Arch Coal, Inc.	44,000	1,585,760
Cabot Oil & Gas Corp.	700	37,079
Chesapeake Energy Corp.	4,700	157,544
Chevron Corp.	151,100	16,232,673
ConocoPhillips	139,300	11,124,498
Consol Energy, Inc.	1,300	69,719
Denbury Resources, Inc.*	3,147	76,787
Devon Energy Corp.	2,900	266,133
El Paso Corp.	4,800	86,400
EOG Resources, Inc.	1,700	201,467
EQT Corp.	1,100	54,890
Exxon Mobil Corp.	80,527	6,774,737
Hess Corp.	90,000	7,668,900
Marathon Oil Corp.	6,400	341,184
Massey Energy Co.§	2,800	191,408
Murphy Oil Corp.	1,300	95,446
Newfield Exploration Co.*	900	68,409
Noble Energy, Inc.	1,200	115,980
Occidental Petroleum Corp.	5,800	606,042
Peabody Energy Corp.	2,000	143,920
Pioneer Natural Resources Co.	900	91,728
QEP Resources, Inc.	1,400	56,756
Range Resources Corp.	1,200	70,152
Southwestern Energy Co.*	2,600	111,722
Spectra Energy Corp.	4,700	127,746
Sunoco, Inc.	800	36,472
Tesoro Corp.*	5,800	155,614
The Williams Cos., Inc.	3,800	118,484
Valero Energy Corp.	232,437	6,931,271
		54,230,933
Paper & Forest Products (0.2%)
Domtar Corp.	6,800	624,104
International Paper Co.	3,200	96,576
MeadWestvaco Corp.	1,100	33,363
		754,043
Personal Products (1.2%)
Alberto-Culver Co.	3,300	122,991
Avon Products, Inc.	3,100	83,824
The Estee Lauder Cos., Inc. Class A	41,200	3,970,032
		4,176,847
Pharmaceuticals (3.5%)
Abbott Laboratories	89,300	4,380,165
Allergan, Inc.	2,100	149,142
Bristol-Myers Squibb Co.	13,336	352,470
Eli Lilly & Co.	7,100	249,707
Endo Pharmaceuticals Holdings, Inc.*	23,035	879,016
Forest Laboratories, Inc.*	2,600	83,980
Hospira, Inc.*	1,278	70,546
Johnson & Johnson	19,250	1,140,563
Merck & Co., Inc.	21,747	717,868
Mylan, Inc.*	3,100	70,277
Pfizer, Inc.	57,507	1,167,967

	Number of Shares	Value
COMMON STOCKS
Pharmaceuticals
Teva Pharmaceutical Industries, Ltd. ADR	3,022	$151,614
Watson Pharmaceuticals, Inc.*	42,000	2,352,420
		11,765,735
Professional Services (0.0%)
Dun & Bradstreet Corp.	300	24,072
Equifax, Inc.	800	31,080
Robert Half International, Inc.§	1,000	30,600
		85,752
Real Estate Investment Trusts (0.5%)
Apartment Investment & Management Co. Class A	800	20,376
AvalonBay Communities, Inc.	531	63,762
Boston Properties, Inc.	1,000	94,850
Cousins Properties, Inc.	16	134
Equity Residential	2,100	118,461
HCP, Inc.	2,200	83,468
Health Care REIT, Inc.	4,900	256,956
Host Hotels & Resorts, Inc.	4,514	79,492
Kimco Realty Corp.	3,300	60,522
Plum Creek Timber Co., Inc.	1,000	43,610
ProLogis	4,100	65,518
Public Storage	1,000	110,910
Simon Property Group, Inc.§	2,157	231,144
Ventas, Inc.	1,200	65,160
Vornado Realty Trust	1,332	116,550
Weyerhaeuser Co.	3,943	96,998
		1,507,911
Real Estate Management & Development (0.0%)
CB Richard Ellis Group, Inc. Class A*	2,000	53,400

Road & Rail (0.2%)
CSX Corp.	2,700	212,220
Norfolk Southern Corp.	2,800	193,956
Union Pacific Corp.	3,500	344,155
		750,331
Semiconductors & Semiconductor Equipment (6.0%)
Advanced Micro Devices, Inc.*	4,000	34,400
Altera Corp.	67,600	2,975,752
Analog Devices, Inc.	25,500	1,004,190
Applied Materials, Inc.	10,400	162,448
Broadcom Corp. Class A	3,400	133,892
First Solar, Inc.*§	1,500	241,260
Intel Corp.	503,000	10,145,510
KLA-Tencor Corp.	1,100	52,107
Linear Technology Corp.	1,500	50,445
LSI Corp.*	4,300	29,240
MEMC Electronic Materials, Inc.*	1,600	20,736
Microchip Technology, Inc.	1,400	53,214
Micron Technology, Inc.*	6,700	76,782
National Semiconductor Corp.	1,700	24,378
Novellus Systems, Inc.*	600	22,278
NVIDIA Corp.*	4,700	86,762
Teradyne, Inc.*	1,200	21,372
Texas Instruments, Inc.	149,000	5,149,440
Xilinx, Inc.	1,800	59,040
		20,343,246
Software (3.4%)
Adobe Systems, Inc.*	3,900	129,324
Autodesk, Inc.*	1,500	66,165
BMC Software, Inc.*	1,300	64,662

	Number of Shares	Value
COMMON STOCKS
Software
CA, Inc.	2,600	$62,868
Citrix Systems, Inc.*	1,400	102,844
Compuware Corp.*	1,500	17,325
Electronic Arts, Inc.*	2,300	44,919
Intuit, Inc.*	2,100	111,510
Microsoft Corp.	52,950	1,342,812
Oracle Corp.	273,520	9,127,362
Red Hat, Inc.*	1,900	86,241
Salesforce.com, Inc.*	800	106,864
Symantec Corp.*	5,800	107,532
		11,370,428
Specialty Retail (2.5%)
Abercrombie & Fitch Co. Class A	600	35,220
AutoNation, Inc.*§	1,700	60,129
AutoZone, Inc.*	200	54,712
Bed Bath & Beyond, Inc.*	2,000	96,540
Best Buy Co., Inc.	2,400	68,928
CarMax, Inc.*	1,500	48,150
GameStop Corp. Class A*	1,000	22,520
Home Depot, Inc.	12,000	444,720
Lowe’s Cos., Inc.	9,200	243,156
Ltd Brands, Inc.	201,900	6,638,472
O’Reilly Automotive, Inc.*	900	51,714
PetSmart, Inc.	3,200	131,040
Ross Stores, Inc.	800	56,896
Staples, Inc.	5,500	106,810
The Gap, Inc.	3,700	83,842
Tiffany & Co.	800	49,152
TJX Cos., Inc.	2,800	139,244
Urban Outfitters, Inc.*	900	26,847
		8,358,092
Textiles, Apparel & Luxury Goods (0.1%)
Coach, Inc.	2,200	114,488
NIKE, Inc. Class B	2,752	208,326
Polo Ralph Lauren Corp.	500	61,825
VF Corp.	700	68,971
		453,610
Thrifts & Mortgage Finance (0.0%)
Hudson City Bancorp, Inc.	3,700	35,816
People’s United Financial, Inc.	2,500	31,450
		67,266
Tobacco (1.3%)
Altria Group, Inc.	15,100	393,053
Lorillard, Inc.	1,200	114,012
Philip Morris International, Inc.	56,050	3,678,562
Reynolds American, Inc.	2,600	92,378
		4,278,005
Trading Companies & Distributors (0.0%)
Fastenal Co.§	1,100	71,313
WW Grainger, Inc.	400	55,072
		126,385
Wireless Telecommunication Services (0.2%)
American Tower Corp. Class A*	2,700	139,914
MetroPCS Communications, Inc.*	1,800	29,232

	Number of Shares	Value
COMMON STOCKS
Wireless Telecommunication Services
Sprint Nextel Corp.*	90,600	$420,384
		589,530
TOTAL COMMON STOCKS (Cost $293,616,288)		340,612,212

SHORT-TERM INVESTMENTS (0.9%)
State Street Navigator Prime Portfolio, 0.28586%§§	2,715,749	2,715,749

	Par (000)
State Street Bank and Trust Co. Euro Time Deposit, 0.010%, 04/01/11	$313	313,000

TOTAL SHORT-TERM INVESTMENTS (Cost $3,028,749)		3,028,749

TOTAL INVESTMENTS AT VALUE (101.0%) (Cost $296,645,037)		343,640,961

LIABILITIES IN EXCESS OF OTHER ASSETS (-1.0%)		(3,312,706)

NET ASSETS (100.0%)		$340,328,255

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*	Non-income producing security.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized seven-day yield at March 31, 2011.

Security Valuation — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Equity investments are generally categorized as Level 1.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Debt securities are generally categorized as Level 2.  Investments in open-end investment companies are valued at their net asset value each business day and are generally categorized as Level 1.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors and are generally categorized as Level 3. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  In accordance with GAAP, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. In accordance with the Fund’s valuation procedures, factors used in determining value may include, but are not limited to, the type of the security, the size of the holding, the initial cost of the security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or evaluated prices from broker-dealers and/or pricing services, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or issuer’s financial statements, an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination, and the movement of the market in which the security is normally traded. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2011 in valuing the Fund’s investments carried at value:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$340,612,212	$—	$—	$340,612,212
Short-Term Investments	2,715,749	313,000	—	3,028,749
Other Financial Instruments*	—	—	—	—
	$343,327,961	$313,000	$—	$343,640,961

*Other financial instruments include futures, forwards and swap contracts.

Effective January 1, 2010, the Fund adopted FASB amendments to authoritative guidance which requires the Fund to disclose details of significant transfers in and out of Level 1 and Level 2 measurements and the reasons for the transfers. For the quarter ended March 31, 2011, there were no significant transfers in and out of Level 1 and Level 2.

Federal Income Tax Cost -  At March 31, 2011, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation from investments were $296,645,037, $55,359,787, $(8,363,863), and $46,995,924, respectively.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                          Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                          Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer
Date:	May 6, 2011

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	May 6, 2011